REVENUE AND ACCOUNTS RECEIVABLE (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Cel Fi And Network Systems [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 16,500	$ 0	$ 30,500	$ 200,100
Equipment Sales [Member]
Disaggregation of Revenue [Line Items]
Revenues	7,000	0	12,500	163,937
Installation And Other Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	9,500	0	18,000	36,163
Network And Other Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 6,311	$ 3,191	$ 12,720	$ 7,136